(LOSS)/EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, basic	$ (47,086)	$ 872,429	$ (175,960)
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, diluted	(47,086)	872,429	(175,960)
Net income/(loss) from discontinued operations, basic	293	(84,656)	589,811
Net income/(loss) from discontinued operations, diluted	$ 293	$ (84,656)	$ 589,811
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of common shares outstanding, basic (in shares)	106,620	107,860	109,644
Dilutive impact of share options and RSUs (in shares)	0	682	0
Weighted average number of common shares outstanding, diluted (in shares)	106,620	108,542	109,644
Earnings Per Share, Basic and Diluted [Abstract]
Basic EPS/(LPS) from continuing operations (in dollars per share)	$ (0.44)	$ 8.09	$ (1.60)
Dilutive EPS/(LPS) from continuing operations (in dollars per share)	(0.44)	8.04	(1.60)
Basic EPS from discontinued operations (in dollars per share)	0.00	(0.79)	5.38
Diluted EPS from discontinued operations (in dollars per share)	$ 0.00	$ (0.79)	$ 5.38